Preferred Stock and Warrants:	12 Months Ended
Dec. 31, 2015
Preferred Stock and Warrants [Abstract]
Preferred Stock and Warrants [Text Block]
Note 9 – Preferred Stock and Warrants:

A summary of the Company’s warrant activity for the year ending December 31, 2015 is as follows:

	Warrants Outstanding	Weighted- Average Exercise Price
Outstanding at January 1, 2015	1,611,772	$0.82
Warrants granted	133,781,529	$1.06
Warrants exercised	(565,061)	$0.01
Outstanding at December 31, 2015	134,828,240	$1.06

As of September 2, 2014, the Company and the holders of a majority of the Company’s Series A Stock entered into an amendment (the “Amendment”) to the Preferred Stockholders Agreement, dated as of August 23, 2013 (the “Preferred Stockholder Agreement”). Under the terms of the Amendment, the parties removed provisions relating to the right of first refusal and certain prohibitions relating to transfers, which were set forth in the Preferred Stockholder Agreement. In addition, the parties made other technical changes to the terms of the Preferred Stockholder Agreement.

On November 13, 2015, Neurotrope, Inc. (the “Company”) entered into a Securities Purchase Agreement (the “Purchase Agreement”) with certain accredited investors and qualified institutional buyers (the “Buyers”) to sell a minimum of $5,000,000 and a maximum of $15,000,000 of its securities, with an over-allotment option of up to an additional $5,000,000 in gross proceeds in a private placement (the “Private Placement”). Pursuant to the Purchase Agreement, the Company agreed to sell to the Buyers 25,716,534 units (each, a “Unit”) in the Private Placement at a per Unit purchase price equal to $0.60. Each Unit sold in the Private Placement consisted of (i) one one-hundredth share of Series B Stock, convertible into one share of the Company’s common stock (“Common Stock”), (ii) one warrant to acquire, at an exercise price of $0.80 per share with an expiration date five years from the date of issuance, one share of Common Stock (the “Series A Warrant”), (iii) one warrant to acquire, at an exercise price of $0.80 per share with an expiration date of one year life from the date of issuance, one share of Common Stock (the “Series B Warrant”), (iv) one warrant to acquire, at an exercise price of $1.25 per share with an expiration date of five years from the issuance date, one share of Common Stock (the “Series C Warrant”), (v) one warrant, which is contingent upon the exercise of the Series B Warrant, to acquire, at an exercise price of $1.00 per share with an expiration date that is five years from the date of the initial exercise of the Series B Warrant, one share of Common Stock (the “Series D Warrant”), and (vi) one warrant, which is contingent upon the exercise of the Series C Warrant, to acquire, at an initial exercise price of $1.50 per share with an expiration date that is five years from the date of the initial exercise of the Series C Warrant, one share of Common Stock (the “Series E Warrant”, and together with the Series A Warrant, the Series B Warrant, the Series C Warrant and the Series D Warrant, the “Investor Warrants”). The exercise prices of the Investor Warrants are initially subject to full protection for dilutive issuances. The Series A Warrant and Series B Warrant each contain a mandatory exercise right of the Company to force exercise of the warrant if the Company’s Common Stock trades at or above $1.50 for 20 consecutive trading days (subject to certain conditions, including a $150,000 minimum daily volume requirement). The Series C Warrant contains a mandatory exercise right of the Company to force exercise of the warrant if the Company’s Common Stock trades at or above $2.00 for 20 consecutive trading days (subject to certain conditions, including a $150,000 minimum daily volume requirement). In addition, pursuant to the Purchase Agreement, the Company may sell, in one additional closing on the same terms and conditions as those contained in the Purchase Agreement, additional Units to one or more buyers (each, an “Additional Investor”), each of which is either (a) an institutional investor that focuses on the biotech industry, (b) an investor of the Company’s Series A Stock, (c) any investor investing under $5,000 or (d) any person approved in writing by each of those Buyers who are institutional investors and such Buyer’s purchase price (together with such Buyer’s institutional affiliates) equals or exceeds $1,000,000 (the “Large Buyers”). The Large Buyers also have certain consent rights with respect to any Additional Investor. In connection with the Private Placement, the holders of the Company’s Series A Stock have consented to convert their holdings into Common Stock (see Note 8 above.) The closing of the Private Placement was subject to customary closing conditions. The gross proceeds from the closing of the initial portion of the Private Placement (the “Initial Closing”) were approximately $15,330,000.

In connection with the signing of the Purchase Agreement, the Company and the Buyers entered into a registration rights agreement (the “Registration Rights Agreement”) on November 13, 2015. Under the terms of the Registration Rights Agreement, the Company agreed to prepare and file with the SEC a registration statement (the “Registration Statement”) covering the resale of 150% of the number of shares underlying the Series B Stock, the Investor Warrants and the Broker Warrants (as defined below) within 30 days following the date of the Initial Closing (the “Initial Closing Date”). In connection with the Company’s obligations under the Registration Rights Agreement, on December 11, 2015, the Company filed a registration statement on Form S-1, as amended on January 14, 2016 (File No. 333-208502), and subsequently declared effective on January 19, 2016, with the SEC relating to the Registrable Securities which names each of the holders of the Registrable Securities as a selling stockholder thereunder.

The Company has granted the Buyers customary indemnification rights in connection with the Registration Statement. The Buyers have also granted the Company customary indemnification rights in connection with the Registration Statement.

In connection with the Private Placement, the Company has agreed to pay Katalyst Securities LLC, the placement agent for the Private Placement (“Katalyst”), a cash fee at each closing in the Private Placement (each, a “Closing”) equal to 10% of each Closing’s gross proceeds from any sale of the Units in the offering purchased by those Buyers directly introduced to the Company by Katalyst and any investment by an entity specifically formed by a person directly introduced to the Company by Katalyst for the purpose of making an investment in the Company (collectively referred to as “Placement Agent Investors”). Also, at each Closing, the Company will deliver to Katalyst warrants exercisable for a period of 5 years from the date of the Initial Closing to purchase a number of shares of the Company’s common stock equal to 10% of the number of Units purchased by any Placement Agent Investors who are institutional investors (the “Institutional Placement Agent Investors”) with an exercise price of $1.50, which shall be lowered to $0.80 on the date of the exercise (if any) of all of the Series A Warrants or all of the Series B Warrants (the “Institutional Broker Warrant”). In addition, at each closing, the Company will deliver to Katalyst warrants exercisable for a period of five years from the date of the Initial Closing to purchase a number of shares of the Company’s common stock equal to 10% of the number of Units purchased by any Placement Agent Investors who are not Institutional Placement Agent Investors (“Placement Agent Retail Investors”) with exercise prices as apportioned as follows: (x) 25% of such number of warrants shall be exercisable for common stock at an exercise price of $0.01 per share (“Penny Broker Warrant”) and (y) 75% of such number of warrants shall be exercisable for common stock at an exercise price of $0.60 per share (the “IV Broker Warrant” and collectively with the Institutional Broker Warrant and the Penny Broker Warrant, the “Broker Warrants”).

The Company shall also pay Katalyst the fees set forth above if during the Post-Offering Period (as defined below) any person or entity contacted by Katalyst who met with executives of the Company prior to the applicable closing date invests in the Company pursuant to which the Company receives the proceeds (each, a “Post-Closing Investor”), regardless of whether or not such Post-Closing Investor also invested in the offering. For purposes hereof, “Post-Offering Period” means the later of the date that is (i) twenty-four (24) months after the termination of the private placement of a minimum of gross proceeds of $5,000,000 and (ii) the final closing date of the Private Placement. The Company shall also pay Katalyst cash in an amount equal to one percent (1%) of the gross offering proceeds delivered to the Company by Katalyst, for non-accountable expenses.

In connection with the Private Placement, the Company and certain of its prior investors entered into Amendment No. 2 to the Preferred Stockholders Agreement (the “Amendment No. 2”), which amended the Preferred Stockholder Agreement. Amendment No. 2 to the Preferred Stockholders Agreement modified certain registration rights held by the stockholders party to such agreement, including the exclusion of the Purchase Agreement, the Registration Rights Agreement and related agreements from certain “piggy-back” registration rights and limitations on subsequent registration rights. Pursuant to the Amendment No. 2, the Company also agreed to amend certain restrictions on transfer and waive the lock-up in the Preferred Stockholder Agreement. Further, the Company agrees that promptly following the filing of the Registration Statement pursuant to the Registration Rights Agreement, if the Company is then eligible to do so, it will prepare and file a post-effective amendment to the S-1 Registration Statement (defined below) on Form S-3 with the SEC, to convert the S-1 Registration Statement into a registration statement on Form S-3. As used herein, “S-1 Registration Statement” means the registration statement on Form S-1 (SEC file number 333-200664) filed with the SEC on December 1, 2014, as amended by the Company (by pre-effective amendments) and declared effective by the SEC on February 12, 2015, as further amended by the Post-Effective Amendment No. 1 to Form S-1 (on Form S-1/A) filed with the SEC on April 8, 2015, which was declared effective on May 11, 2015, and as further amended or supplemented from time-to-time.  The Amendment No. 2 was terminated on November 12, 2015 and replaced with a letter agreement – see Note 6 above.

Important Additional Information

Effective November 13, 2015, the Company filed the Certificate of Designations, Preferences and Rights of Series B Convertible Preferred Stock (the “Series B COD”) with the Secretary of State of the State of Nevada. The initial number of authorized shares of the Series B Stock is 333,333 and each share of the Series B Stock has a par value of $0.0001. Pursuant to the Series B COD, the Series B Stock ranks prior and superior to all of the Common Stock, the Company’s Series A Stock and any other capital stock of the Company with respect to the preferences as to dividends, distributions and payments upon the liquidation, dissolution and winding up of the Company. From and after the date of the issuance of any shares of Series B Stock, dividends at the rate per annum of $0.08 per 1/100th share shall accrue on such Series B Stock, but such dividends are only paid if declared or on liquidation of the Series B Stock. Pursuant to the Series B COD, the Company is required to reserve 150% of the number of shares of Common Stock necessary to effect the conversion of all outstanding Series B Stock and the conversion price of each 1/100th share of Series B Stock is subject to full protection for dilutive issuances.

Further, the Company may not enter into certain fundamental transactions without the consent of the holders of the majority of the outstanding shares of Series B Stock on the applicable date and certain enumerated holders (the “Required Holders”). In the event of a change of control of the Company, the holders of Series B Stock are allowed to have their shares redeemed by the Company under certain terms. The Company also cannot, without first obtaining the prior written consent of the Required Holders, (i) increase the authorized number of shares of Series B Stock, (ii) amend, alter or repeal any provision of the Series B COD or the Corporation’s Articles of Incorporation, Bylaws or the Certificate of Designations, Preferences and Rights of Series A Convertible Preferred Stock (the “Series A COD”) in a manner that adversely affects the powers, preferences or rights of the Series B Stock, (iii) create, or authorize the creation of, or issue, or authorize the issuance of any debt security or any equity security or incur, or authorize the incurrence of any other indebtedness, (iv) create, or authorize the creation of, or issue or obligate itself to issue shares of, any additional class or series of capital stock unless the same ranks junior to the Series B Stock with respect to the distribution of assets on the liquidation, dissolution or winding up of the Corporation, the payment of dividends and rights of redemption, or increase the authorized number of shares of Series B Stock or increase the authorized number of shares of any additional class or series of capital stock unless the same ranks junior to the Series B Stock with respect to the distribution of assets on the liquidation, dissolution or winding up of the Corporation, the payment of dividends and rights of redemption, or (v)  in any manner, issue or sell any rights, warrants or options to subscribe for or purchase shares of Common Stock or securities directly or indirectly convertible into or exchangeable or exercisable for shares of Common Stock at a price which varies or may vary with the market price of the shares of Common Stock, including by way of one or more reset(s) to any fixed price, unless the conversion, exchange or exercise price of any such security cannot be less than the then applicable conversion price.

All of the Series B Stock will be automatically converted if (i) within 12 months of the date that the Series B COD is filed in the State of Nevada, the Company undertakes a reverse stock split of its Common Stock (the “Reverse Stock Split”) with the intention of listing its shares of Common Stock (or having its shares of Common Stock quoted on) a stock exchange registered as a “National Securities Exchange” pursuant to Section 6 of the Securities Exchange Act of 1934, as amended, and (ii) as a result of the Reverse Stock Split, the Company meets or exceeds the minimum listing requirements of a National Securities Exchange.

On November 30, 2015, the “Company entered into documentation relating to the second and final closing (the “Final Closing”) of a private placement financing (the “Private Placement”) pursuant to the previously disclosed Securities Purchase Agreement, dated November 13, 2015 (the “Purchase Agreement”) entered into with certain accredited investors and qualified institutional buyers (the “Buyers”). In the Final Closing, the Company sold 518,406 units, with each unit consisting of one one-hundredth share of Series B Stock convertible into one share of the Company’s Common Stock and Series A-E Warrants. The Final Closing in the Private Placement was provided for and contemplated by the Purchase Agreement. The closing of the Private Placement was subject to customary closing conditions. The gross proceeds from the closing of the Private Placement were approximately $311,000.

As previously disclosed, in connection with the signing of the Purchase Agreement, the Company and the Buyers entered into a registration rights agreement (the “Registration Rights Agreement”), dated November 13, 2015, to which the Buyers in the Final Closing are also parties. Under the terms of the Registration Rights Agreement, the Company agreed to prepare and file with the Securities and Exchange Commission (the “SEC”) a registration statement (the “Registration Statement”) covering the resale of 150% of the number of shares underlying the Series B Stock, the Investor Warrants and the Broker Warrants (as defined below) within 30 days following November 13, 2015, the date of the initial closing (the “Initial Closing Date”). The Company will use its best efforts to have the Registration Statement declared effective by the SEC by the earlier of the (A) 90th calendar day after the Initial Closing Date or, in the event that the SEC or the SEC staff cause a delay in the effectiveness of such Registration Statement due to comments regarding the number of shares being registered, then the 120th calendar day after the Initial Closing Date and (B) second business day after the date the Company is notified (orally or in writing, whichever is earlier) by the SEC that such Registration Statement will not be reviewed or will not be subject to further review. In the event that the Company fails to timely file or achieve effectiveness, maintain the effectiveness of the Registration Statement or to file any reports with respect to certain public information, then the Company must pay to each holder of the Registrable Securities an amount in cash equal to 1% of such holder’s Stated Value (as such term is defined in the Series B COD) of its Series B Stock on the date of such failure and 2% of such holder’s Stated Value of its Series B Stock on every 30 day anniversary until such failure is cured.

The Company granted the Buyers customary indemnification rights in connection with the Registration Statement. The Buyers also granted the Company customary indemnification rights in connection with the Registration Statement.